Share-based Payment Arrangement (Tables)	12 Months Ended
Dec. 31, 2023
CHIEF Telecom Inc. (CHIEF) [Member]
Statement [LineItems]
Share-based Compensation Plan
a.
CHIEF share-based compensation plan (“CHIEF Plan”) described as follows:

Effective Date	Grant Date	Stock Options Units	Exercise Price
			NT$
2017.12.18	2017.12.19	950.00	$124.70 (Original price$147.00)
	2018.10.31	50.00	$130.30 (Original price$147.00)
2020.09.16	2020.11.13	200.00	$171.70 (Original price$206.00)

Outstanding Stock Options

Information about CHIEF’s outstanding stock options for the years ended December 31, 2021, 2022 and 2023 was as follows:

	Year Ended December 31, 2021
	Granted on December 19, 2017		Granted on October 31, 2018		Granted on November 13, 2020
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	427.50	$132.70	21.00	$138.70	200.00	$206.00
Options exercised	(213.75)	132.70	(10.50)	134.50	—	—
Options forfeited	(0.50)	—	—	—	(6.00)	—
Options outstanding at end of the year	213.25	128.70	10.50	134.50	194.00	199.70
Options exercisable at end of the year	213.25	128.70	—	—	—	—
Weighted average remaining contractual life (years)	0.96		1.83		3.87

	Year Ended December 31, 2022
	Granted on December 19, 2017		Granted on October 31, 2018		Granted on November 13, 2020
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	213.25	$128.70	10.50	$134.50	194.00	$199.70
Options exercised	(213.25)	124.70	(10.50)	130.30	(51.00)	193.50
Options forfeited	—	—	—	—	(0.75)	—
Options outstanding at end of the year	—	—	—	—	142.25	193.50
Options exercisable at end of the year	—	—	—	—	0.50	193.50
Weighted average remaining contractual life (years)	—		0.83		2.87

	Year Ended December 31, 2023
	Granted on November 13, 2020
	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	142.25	$193.50
Options exercised	(47.00)	171.70
Options forfeited	(2.25)	—
Options outstanding at end of the year	93.00	171.70
Options exercisable at end of the year	—	—
Weighted average remaining contractual life (years)	1.87

Assumptions used to Evaluate Options and Fair Value of Options

CHIEF used the fair value method to evaluate the options using the Black-Scholes model and binomial option pricing model and the related assumptions and the fair value of the options were as follows:

	Stock Options Granted on December 19, 2017	Stock Options Granted on October 31, 2018	Stock Options Granted on November 13, 2020
Grant-date share price (NT$)	$95.92	$166.00	$356.00
Exercise price (NT$)	$147.00	$147.00	$206.00
Dividend yield	—	—	—
Risk-free interest rate	0.62%	0.72%	0.18%
Expected life	5 years	5 years	5 years
Expected volatility	17.35%	16.60%	34.61%
Weighted average fair value of grants (NT$)	$2,318	$33,540	$173,893

CHT Security Co., Ltd. (CHTSC) [Member]
Statement [LineItems]
Outstanding Stock Options

Information about CHTSC’s outstanding stock options for the years ended December 31, 2021, 2022 and 2023 was as follows:

	Year Ended December 31, 2021
	Granted on December 20, 2019		Granted on February 20, 2021
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	4,328	$19.085	—	$—
Options granted	—	—	3,500	19.085
Options exercised	(1,082)	19.085	—	—
Options forfeited	(72)	—	(176)	—
Options outstanding at end of the year	3,174	19.085	3,324	19.085
Options exercisable at end of the year	1,058	19.085	—	—
Weighted average remaining contractual life (years)	2.97		4.14

	Year Ended December 31, 2022
	Granted on December 20, 2019		Granted on February 20, 2021
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)

Employee stock options
Options outstanding at beginning of the year	3,174	$19.085	3,324	$19.085
Options exercised	(2,049)	19.085	(815)	19.085
Options forfeited	(42)	—	(166)	—
Options outstanding at end of the year	1,083	19.085	2,343	19.085
Options exercisable at end of the year	31	19.085	7	19.085
Weighted average remaining contractual life (years)	1.97		3.14

	Year Ended December 31, 2023
	Granted on December 20, 2019		Granted on February 20, 2021
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	1,083	$19.085	2,343	$19.085
Options exercised	(1,002)	19.085	(778)	19.085
Options forfeited	(41)	—	(46)	—
Options outstanding at end of the year	40	19.085	1,519	19.085
Options exercisable at end of the year	40	19.085	7	19.085
Weighted average remaining contractual life (years)	0.97		2.14

Assumptions used to Evaluate Options and Fair Value of Options

CHTSC used the fair value method to evaluate the options using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

	Stock Options Granted on December 20, 2019	Stock Options Granted on February 20, 2021
Grant-date share price (NT$)	$20.17	$23.76
Exercise price (NT$)	$19.085	$19.085
Dividend yield	12.49%	15.18%
Risk-free interest rate	0.54%	0.25%
Expected life	5 years	5 years
Expected volatility	42.41%	47.35%
Weighted average fair value of grants (NT$)	$2,470	$3,350

IISI Plan [Member]
Statement [LineItems]
Outstanding Stock Options

Information about IISI’s outstanding stock options for the years ended December 31, 2021 was as follows:

	Year Ended December 31, 2021
	Granted in January 2014
	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	530.00	$14.00
Options exercised	(261.00)	14.00
Options forfeited	(269.00)	—
Options outstanding at end of the year	—	—
Options exercisable at end of the year	—	—
Weighted average remaining contractual life (years)	—

Assumptions used to Evaluate Options and Fair Value of Options

IISI used the fair value method to evaluate the options using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

Stock Options Granted in January 2014
Grant-date share price (NT$)	$14.51
Exercise price (NT$)	$14.00
Dividend yield	6%
Risk-free interest rate	1.16%-1.32%
Expected life	4.5-5.5 years
Expected volatility	35.28%-35.97%
Weighted average fair value of grants (NT$)	$2,345

C L P T Plan
Statement [LineItems]
Outstanding Stock Options	Information about CLPT’s outstanding stock options for the year ended December 31, 2021, 2022 and 2023 was as follows:

	Year Ended December 31, 2021
	Granted on February 26, 2021
	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	—	$—
Options granted	690	16.87
Options forfeited	(140)	—
Options outstanding at end of the year	550	15.90
Options exercisable at end of the year	—	—
Weighted average remaining contractual life (years)	3.16

	Year Ended December 31, 2022
	Granted on February 26, 2021		Granted on May 31, 2022
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	550	$15.90	—	$—
Options granted	—	—	600	16.87
Options forfeited	(40)	—	(160)	—
Options outstanding at end of the year	510	15.90	440	16.87
Options exercisable at end of the year	—	—	—	—
Weighted average remaining contractual life (years)	2.16		3.41

	Year Ended December 31, 2023
	Granted on February 26, 2021		Granted on May 31, 2022		Granted on September 26, 2023
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	510	$15.90	440	$16.87	—	$—
Options granted	—	—	—	—	755	16.87
Options exercised	(55)	15.90	—	—	—	—
Options forfeited	(15)	—	—	—	—	—
Options outstanding at end of the year	440	14.40	440	15.30	755	15.30
Options exercisable at end of the year	192	14.40	—	—	—	—
Weighted average remaining contractual life (years)	1.16		2.41		3.74

Assumptions used to Evaluate Options and Fair Value of Options

CLPT used the fair value method to evaluate the options using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

	Stock Options Granted on February 26, 2021	Stock Options Granted on May 31, 2022	Stock Options Granted on September 26, 2023
Grant-date share price (NT$)	$17.63	$18.66	$28.43
Exercise price (NT$)	$16.87	$16.87	$16.87
Dividend yield	—	—	—
Risk-free interest rate	0.31%	0.98%	1.10%
Expected life	4 years	4 years	4 years
Expected volatility	35.22%	35.76%	31.99%
Weighted average fair value of grants (NT$)	$4,750	$5,665	$13,225